Supplementary Balance Sheet Information (Details) - Schedule of other current liabilities and accruals - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities and Accruals [Abstract]
Payroll and related expenses	$ 840	$ 946
Government institutions	277	453
Accrued vacation pay	64	87
Accrued expenses and sundry	797	779
Other current liabilities and accruals	$ 1,978	$ 2,265